Cash, Cash Equivalents and Investments (Tables)	9 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Investments

The following is a summary of cash, cash equivalents and investments as of December 31, 2017 and March 31, 2017:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2017:
Cash and cash equivalents due in 90 days or less	$75,990	$—	$—	$75,990
Investments:
U.S. treasury securities due in one year or less	5,997	—	(7)	5,990
Non-U.S. government securities due in one year or less	9,496	—	(10)	9,486
Corporate securities due in one year or less	37,497	—	(68)	37,429
Total investments	52,990	—	(85)	52,905
Total cash, cash equivalents and investments	$128,980	$—	$(85)	$128,895

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2017:
Cash and cash equivalents due in 90 days or less	$51,319	$—	$—	$51,319
Investments:
U.S. treasury securities due in one year or less	3,501	5	—	3,506
Non-U.S. government securities due in one year or less	14,515	2	(23)	14,494
Corporate securities due in one year or less	42,460	2	(115)	42,347
Total investments	60,476	9	(138)	60,347
Total cash, cash equivalents and investments	$111,795	$9	$(138)	$111,666